Summary of significant accounting policies	12 Months Ended
Dec. 31, 2025
Summary of significant accounting policies
Summary of significant accounting policies

2.            Summary of significant accounting policies

(a)          Basis of presentation and use of estimates

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the accompanying consolidated financial statements and related disclosures. Actual results could differ materially from these estimates. Significant accounting estimates reflected in the Group’s consolidated financial statements mainly include allowance for credit losses, valuation allowance of deferred tax assets, impairment assessment of goodwill and valuation of intangible assets acquired in business combination.

Management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from these estimates.

(b)          Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, VIEs for which the Company is the primary beneficiary and its subsidiaries. All transactions and balances among the Company, its subsidiaries, the VIEs and VIEs’ subsidiaries have been eliminated upon consolidation.

2.            Summary of significant accounting policies (Continued)

(b)          Consolidation (Continued)

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one-half of the voting power, or has the power to appoint or remove the majority of the members of the board of directors to cast majority of votes at meetings of the board of directors or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

An entity is considered to be a VIE if the entity’s equity holders do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties.

The Group consolidates entities for which the Company is the primary beneficiary if the entity’s other equity holders do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties.

Non-controlling interests represent the portion of the net assets of a subsidiary attributable to interests that are not owned by the Company. The non-controlling interests are presented in the consolidated balance sheets, separately from equity attributable to the shareholders of the Company. Non-controlling interests in the results of the Group are presented on the face of the consolidated statements of comprehensive income/(loss) as an allocation of the total income or loss for the year between non-controlling shareholders and the shareholders of the Company.

(c)          Business combinations

The Group accounts for acquisitions of entities that include inputs and processes and have the ability to generate economic benefit as business combinations. The Group allocates the purchase price of the acquisition to the tangible assets and identifiable intangible assets acquired based on their estimated fair values as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of the purchase price over those fair values is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of operations and comprehensive loss. During the measurement period, which can be up to one year from the acquisition date, the Group may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded on the consolidated statements of operations and comprehensive income/(loss). Acquisition-related costs are expensed as incurred.

(d)          Foreign currency translation

The Company’s reporting and functional currency is the United States Dollar (“US$”). The functional currency of other subsidiaries, the VIEs and VIEs’ subsidiaries located in the Mainland China is the Renminbi (“RMB”), and the functional currency of other subsidiaries located outside the Mainland China is the US$. Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing on the transaction dates. Financial assets and liabilities denominated in foreign currencies are remeasured into the functional currency using the applicable exchange rates prevailing at the balance sheet date. The resulting exchange gains and losses from foreign currency transactions are included in “Other income, net” within the consolidated statements of comprehensive income/(loss).

The Company uses the monthly average exchange rate for the year and the exchange rates at the balance sheet date to translate the operating results and financial position, respectively, of its subsidiaries whose functional currency is other than the US$. The resulting translation differences are recorded in cumulated translation adjustments, a component of shareholders’ equity.

The exchange rate used is based on the rates released by Chinese State Administration of Foreign Exchange.

2.            Summary of significant accounting policies (Continued)

(e)          Cash and cash equivalents and restricted cash

Cash and cash equivalents include cash on hand, cash in bank and time deposits placed with banks or other financial institutions, which have original maturities of three months or less and are readily convertible to known amounts of cash.

Cash that is restricted as to withdrawal or for use or pledged as security is reported separately on the face of the consolidated balance sheets, and is included in the total cash, cash equivalents, and restricted cash in the consolidated statements of cash flows. The Group’s restricted cash represented the cash balance on deposit as required by the court for ongoing litigations as of December 31, 2025.

(f)           Short-term investments

Short-term investments include deposits placed with banks with original maturities of more than three months but within one year and investments in wealth management products.

Wealth management products are certain deposits with variable interest rates or principal not guaranteed with certain financial institutions. In accordance with ASC 825 Financial Instruments, for investments in financial instruments with a variable interest rate indexed to performance of underlying assets, the Group elected the fair value method at the date of initial recognition and carried these investments subsequently at fair value. Changes in the fair value are reflected in the consolidated statements of comprehensive income/(loss). Interest generated from short-term investments are recorded when interest payments are received at the maturity date. It is recorded as “Other income, net” on the consolidated statements of comprehensive income/(loss) and measured based on the actual amount of interest the Group received.

(g)          Allowance for expected credit losses

The current expected credit losses methodology requires that the full amount of expected credit losses for the lifetime of the financial instrument be recorded at the time it is originated or acquired, considering relevant historical experience, current conditions and reasonable and supportable macroeconomic forecasts that affect the collectability of financial assets, and adjusted for changes in expected lifetime credit losses subsequently, which may require earlier recognition of credit losses. The Group’s accounts receivable, due from related parties and other current assets (including other receivables) and other non-current assets (including other long-term receivables) are within the scope of ASC Topic 326.

Accounts receivable consist primarily of receivables from cloud computing customers, third-party payment channels and advertising customers. To estimate expected credit losses, the Group has identified the relevant risk characteristics of its customers and the related receivables and other receivables which include size, type of the services or the products the Group provides, or a combination of these characteristics. Receivables with similar risk characteristics have been grouped into pools and assessed on a pool basis. The credit loss assessment for each pool was mainly based on past collection experience, consideration of current and future economic conditions and changes in the Group’s collection trends. Other key factors that influence the expected credit loss analysis include credit rating, payment terms offered in the normal course of business to customers, and industry-specific factors that could impact the Group’s receivables. Additionally, external data and macroeconomic factors are also considered.

(h)           Inventories

Inventories are stated at the lower of cost or net realizable value. Cost is determined using actual cost on a weighted average basis. Net realizable value is the amount that can be realized from the sale of the inventory in the normal course of business after allowing for the costs of realization.

2.            Summary of significant accounting policies (Continued)

(i)           Long-term investments

The Group holds investments in publicly traded companies, privately-held companies and private equity funds.

Equity investments in publicly traded companies are reported at fair value as equity investment with readily determinable fair value. Unrealized gains and losses for the years ended December 31, 2023, 2024 and 2025 are recognized in “Other income, net”.

For investments in common stock or in-substance common stock issued by privately-held companies over which the Group does not have significant influence and without readily determinable fair value, the Group has elected to record these investments at cost, less impairment, and plus or minus subsequent adjustments for observable price changes. Under this measurement alternative, changes in the carrying value of equity investments will be required to be made whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer. Management evaluates the impairment of long-term equity investments at the end of each reporting period based on performance and financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. An impairment loss is recognized in earnings when the evaluation indicates that the investment is impaired, and the fair value is less than the carrying amount. The impairment amount equals the difference between the carrying amount and its fair value, and the fair value becomes the new cost basis of investment.

Equity investments in private equity funds, over which the Group does not have the ability to exercise significant influence, are measured using the net asset value per share based on the practical expedient in ASC Topic 820 (“NAV practical expedient”).

(j)          Property and equipment

Property and equipment are stated at historical cost less accumulated depreciation and impairment loss, if any. Depreciation is calculated using the straight-line method over their estimated useful lives. Residual rate is determined based on the economic value of the asset at the end of the estimated useful life as a percentage of the original cost. If the Group commits to a plan to abandon a long-lived asset before the end of its previous estimated useful life, depreciation shall be revised to reflect a shortened useful life.

	Estimated useful lives	Residual rate
Office building	20 years	5%
Building decoration	10 years	5%
Servers and network equipment	2-5 years	5%
Computer equipment	5 years	5%
Furniture, fixtures and office equipment	3-5 years	5%
Motor vehicles	5 years	5%
Leasehold improvements	Shorter of lease term or 3 years	—

Repair and maintenance costs are expensed as incurred. Expenditures that substantially increase an asset’s useful life are capitalized. Upon sale or disposal, gain or loss on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of comprehensive income/(loss), the cost and related accumulated depreciation are removed from the consolidated balance sheets.

2.            Summary of significant accounting policies (Continued)

(k)           Goodwill

Goodwill represents the excess of the purchase consideration over the fair value of net assets acquired in a business combination. Goodwill is not amortized but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired.

The Group first assesses qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. In the qualitative assessment, the Group considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. If the Group decides, as a result of its qualitative assessment, that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the fair value of each reporting unit with its carrying amount. If the carrying amount of the reporting unit exceeds its fair value, an impairment loss equal to the difference will be recorded. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit. The Group performs goodwill impairment testing at the reporting unit level on December 31 annually and more frequently if indicators of impairment exist.

(l)         Intangible assets

Intangible assets are carried at cost less accumulated amortization with no residual value and impairment loss, if any. The Group performs valuation of the intangible assets arising from business combination to determine the fair value to be assigned to each asset acquired. The Group determines the fair value using the appropriate approach which requires management to make significant estimates and assumptions. The acquired intangible assets are recognized and measured at fair value.

Amortization of intangible assets is computed using the straight-line method over the estimated useful lives of the assets as follows:

Estimated useful lives
Customer relationships	10 years
Brand name	15 years
Technology	5 years
Land use rights	30 years
Audio-visual license	9 years
Acquired computer software	5 years

Land use rights represent lease prepayments to the local government authorities, which were identified as operating lease assets upon adoption of ASC 842 on January 1, 2019.

(m)          Impairment of long-lived assets

Long-lived assets include property, plant and equipment, definite lived intangible assets and operating lease assets. The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. The Group assesses the recoverability of the long-lived assets by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to be received from use of the assets and their eventual disposition at the lowest level of identifiable cash flows. Such assets are considered to be impaired if the sum of the expected undiscounted cash flows is less than the carrying amount of the assets. If the Group identifies an impairment, the carrying value of the asset will be reduced to its estimated fair value based on a discounted cash flow approach or, when available and appropriate, to comparable market values.

2.            Summary of significant accounting policies (Continued)

(n)          Commitments and contingencies

In the normal course of business, the Group is subject to contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters. Liabilities for such contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated. In regard to legal cost, the Group recorded such costs as incurred.

Certain conditions may exist as of the date the financial statements are issued, which may result in a loss to the Group, but which will only be resolved when one or more future events occur or fail to occur. The Group’s management and its legal counsel assess such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Group or unasserted claims that may result in such proceedings, the Group, in consultation with its legal counsel, evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Group’s financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss, if determinable and material, would be disclosed.

(o)          Operating leases

(i)           The Group as a lessee

Lessees are required to recognize an operating lease asset and a lease liability, initially measured at the present value of the lease payments, in its balance sheet under ASC Topic 842.

Lessees shall follow the requirements to classify most leases as either financing or operating using principles similar to previous lease accounting. In the statement of comprehensive income/(loss), a lessee shall present both of the following: a) for finance leases, the interest expense on the lease liability and amortization of the operating lease asset are not required to be presented as separate line items and shall be presented in a manner consistent with how the entity presents other interest expense and depreciation or amortization of similar assets, respectively; b) for operating leases, lease expense shall be included in the lessee’s income from operations.

The Group have elected the short-term lease exemption for all leases with a lease term of 12 months. Payments associated with short-term leases are recognized on a straight-line basis as an expense in profit or loss.

The standard also requires a lessee to recognize a single lease cost related to operating lease, calculated so that the cost of the lease is allocated over the lease term, on a generally straight-line basis.

The Group assesses, at contract inception, whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

In determining the appropriate discount rate to use in calculating the present value of contractual lease payments, management regularly evaluates the lessee’s incremental borrowing rate, as the rate implicit in the lease cannot be readily determined.

(ii)          The Group as a lessor

The Group leases office building. The arrangements are in the nature of operating lease which is neither a sales-type nor direct-financing lease. As such, the underlying assets remain on the Group’s balance sheet at their carrying value and continue to depreciate based on the estimated useful life. Rental income is recognized on a straight-line basis over the rental period and recorded as “total revenues, net of rebates and discounts” in the consolidated statements of comprehensive income/(loss). The Group records an unbilled rent receivable, which is the amount by which straight-line rental income exceeds rents currently billed in accordance with the lease.

2.            Summary of significant accounting policies (Continued)

(p)          Revenue recognition

Revenue is recognized when or as the control of the services or goods is transferred to the customer. Depending on the terms of the contract and the laws that apply to the contract, control of the services and goods may be transferred over time or at a point in time.

A contract liability is the Group’s obligation to transfer goods or services to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer. Contract costs include incremental costs of obtaining a contract and costs to fulfil a contract.

The Group generates revenues from various streams. Net revenues presented in the consolidated statements of comprehensive income/(loss) represent revenues from service and product sales net off sales discounts and rebates, value-added tax and related surcharges.

(I)            Subscription revenues

The Group operates a VIP membership program where VIP members can have access to high - speed online acceleration services, online streaming and other access privileges. The membership fee is time-based and is collected up-front from subscribers. The terms of time-based subscriptions range from one month to twelve months, with the subscribers having the option to renew the contract. The receipts of subscription fees are initially recorded as contract liabilities. The Group satisfies its various performance obligations by providing services throughout the subscription period and revenue is recognized rateably over the period of subscription as services are rendered. Unrecognized portion beyond 12 months from balance sheet date is classified as a long-term liability. The Group evaluated whether it acts as a principal or an agent in these transactions. The Group concluded it is the principal and accordingly presents revenue on a gross basis, as it controls the specified services before they are transferred to customers, establishes prices, bears credit risk, and is primarily responsible for fulfilling the performance obligations. Service fees levied by online system and mobile payment channels are recorded as the cost of revenues in the same period as the revenue for the membership fee is recognized.

(II)         Live streaming revenues

The Group operates live streaming platforms and provides an internet infrastructure where users can access the platform, interact with the streamers, and purchase virtual items which they can reward to streamers in the live streaming platform to show support or enhance communication and interaction with streamers.

The Group designs, creates and offers various virtual items for sales to users with pre-determined selling price. The Group evaluates and determines that it is the principal to fulfill all obligations related to the sales of virtual items, and views users to be its customers. The Group shares a proportion of proceeds from sales of virtual items with streamers and talent agencies based on revenue sharing arrangements, mainly to attract user traffic on the platform. The Group recognizes revenue from sales of virtual items to the users on a gross basis when the relevant virtual items are presented to the streamers or over the duration of stated period of the time-based virtual items. The Group does not have further obligations to the users after the virtual items are consumed immediately or after the stated period for time-based virtual items. The revenue sharing with streamers and talent agencies is accounted for as costs of revenues.

(III)         Cloud computing revenues

On a monthly basis, the Group records the bandwidth it delivers and recognizes revenue from customers under contractual rates applied (price per Gigabyte (“GB”) of bandwidth multiplies total GBs of bandwidth per month).

2.            Summary of significant accounting policies (Continued)

(p)          Revenue recognition (Continued)

(IV)         Other internet value-added services revenues

(i)            Advertising revenues

The Group derives advertising revenues from online advertising. The contracts with customers may include combinations of various advertising formats to allow advertisers to place advertisements on different areas of the Group’s platforms. Each format of advertisements is considered as a distinct performance obligation. Consideration is allocated to each performance obligation based on its standalone selling price. The Group recognizes revenue on a pro-rata basis for each performance obligation, ratably over the agreed period of display or upon the specified actions as requested by the customers are delivered.

When the Group has the latitude in establishing the price and is primarily responsible for delivering the advertising services by itself, the Group acts as the principal and recognizes revenue on a gross basis for the advertising contracts. Conversely, when the Group is not primarily responsible for the advertising arrangements by itself, it acts as an agent. In such cases, the Group recognizes its entitled share of the revenues in accordance with the cooperation agreements.

The Group provides sales rebates to customers, which are negotiated on a contract-by-contract basis. These sales rebates are accounted for as variable considerations and are estimated based on the most likely amount to be provided to customers.

(ii)         Online games distribution services

The Group enters into cooperation agreements with third party online game operators. The Group provides the third-party online game operators with platforms, which the online game operators can host the online games and users can purchase virtual currencies that can be used in games. The third-party online game operators are the principal in the provision of games to users, and the Group is mainly responsible for the provision of platforms, payment collection and market promotion services to the game operators.

Accordingly, the Group views the game operators to be its customers, revenue from such online games distribution services are recognized on a net basis based on a pre-determined portion of proceeds earned from users purchase virtual currencies, when the performance obligations are satisfied, which is generally when the users purchase the virtual currencies.

(q)          Sales and marketing expenses

Sales and marketing expenses comprise primarily salaries and benefits of sales and marketing personnel and external advertising and market promotion expenses. The external advertising and market promotion expenses from operations amounted to approximately US$29,140,000, US$29,783,000 and US$63,338,000 for the years ended December 31, 2023, 2024 and 2025, respectively.

(r)           General and administrative expenses

General and administrative expenses consist primarily of salaries and benefits (including related share-based compensation), depreciation of property and equipment, professional service fees and other administrative expenses.

(s)           Research and development costs

Research and development expenses consist primarily of staff costs and share-based compensation expense for research and development personnel, bandwidth and server related costs incurred by research and development functions and other expenses that are directly attributable to the development of new technologies and products for the businesses of the Company. The Group expenses all research and development expenses as incurred.

2.            Summary of significant accounting policies (Continued)

(t)          Taxation and uncertain tax positions

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statements’ carrying amounts of existing assets and liabilities and their respective tax bases and tax loss carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which the difference is expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statement of operations in the period that includes the enactment date. A valuation allowance is provided to reduce the carrying amount of deferred tax assets if it is considered more likely than not that some portion, or all, of the deferred tax assets will not be realized. The estimation of future taxable income involves significant judgement and estimates. Based on management’s estimated future taxable income, management concluded that it is more likely than not that the net operating losses carried forward cannot be utilized prior to their respective expiration dates. The Group applied the ASC 740 “Income Taxes” regarding uncertain tax positions and evaluated its open tax positions that exist in each jurisdiction for each reporting period. If an uncertain tax position is taken or expected to be taken in a tax return, the tax benefit from that uncertain position is recognized in the Group’s consolidated financial statements if it is more likely than not that the position is sustainable upon examination by the relevant taxing authority. The Group did not have any significant uncertain tax position and there was no effect on its financial condition or results of operations as a result of applying the ASC 740 “Income Taxes”. The Group recognizes interest and penalties accrued on any unrecognized tax benefits as a component of income tax expense, if any.

PRC Value-added Tax (“VAT”)

VAT payable on goods sold or taxable labor services provided by a general VAT taxpayer for a taxable period is the net balance of the output VAT for the period after crediting the input VAT for the period. In addition to the product revenues currently subject to VAT at a rate of 13%, the Group’s revenue from subscription, live streaming, cloud computing services and other internet value-added services are subject to VAT at a rate of 6%.

According to the policy of the PRC State Tax Bureau, taxpayers in the productive service industry are entitled to claim 105% of the input tax incurred as tax credit in determining VAT payable for the year ended December 31, 2023. There was no similar policy for the years ended December 31, 2024 and 2025.

(u)          Employee benefits

Full-time employees of the Company’s subsidiaries, VIEs and VIEs’ subsidiaries in the PRC participate in a government mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the subsidiaries, VIEs and VIEs’ subsidiaries of the Company make contributions to the government for these benefits based on certain percentages of the employees’ salaries. The Group has no legal obligation for the benefits beyond the contributions made. The total amounts from operations for such employee benefits, which are expensed as incurred, were US$16,656,000, US$16,809,000 and US$19,505,000 for the years ended December 31, 2023, 2024 and 2025, respectively.

(v)         Share-based compensation

Share-based awards granted are measured at fair value on grant date. For share-based awards granted with service-only condition, the Group elected to recognize compensation costs net of estimated forfeitures on a straight-line basis over the requisite service period, which is generally the same as the vesting period. The amount of compensation cost recognized at any date is at least equal to the portion of the grant-date value of the award that is vested at that date. For awards with performance conditions, compensation cost is recognized on an accelerated basis if it is probable that the performance condition will be achieved. The Group reassesses the probability of vesting at each reporting period for awards with performance conditions and adjusts compensation cost based on its probability assessment, unless in certain situations, the Group may not be able to determine that it is probable that a performance condition will be satisfied until the event occurs.

2.            Summary of significant accounting policies (Continued)

(w)          Government subsidies

The Group receives subsidies from the local PRC government for general use or purchase of equipment. General-use subsidies which are not subject to any conditions or specific use requirements are recorded as subsidy income in the consolidated statements of comprehensive income/(loss). Subsidies for purchase of equipment are recorded as deferred government grant when received, and are recorded as other income over the expected useful life of the assets after the related equipment has been purchased.

For the years ended December 31, 2023, 2024 and 2025, the Group’s government grants were in the form of cash and recognized upon receipt as further performance by the Group was not required.

(x)          Segment reporting

The Group’s Chief Executive Officer has been identified as the chief operating decision maker (“CODM”), who reviews consolidated operating results of the Group when making decisions about allocating resources and assessing performance of the Group.

Upon completion of the acquisition of Hupu in May 2025, the Group started to report results of operations in two segments: (i) Xunlei, for the pre-existing business, and (ii) Hupu, for the newly acquired business.

The CODM changed to assess performance for each of the reportable segments and decide how to allocate resources based on segment total revenues and segment income from operations. The CODM uses segment total revenues and segment income from operations to monitor budget versus actual results and in competitive analysis by benchmarking to the Group’s competitors. The competitive analysis along with the monitoring of budgeted versus actual results are used in assessing performance of each segment and in establishing management’s compensation. Bandwidth costs, employee benefits expenses, advertising and market promotion expenses, revenue-sharing costs and share-based compensation expenses are significant segment expenses identified by the Group.

No asset information is provided for reportable segments as no such information is provided to the CODM to evaluate the segment performance.

The accounting policies of the segment are the same as those described in the summary of significant accounting policies.

2.            Summary of significant accounting policies (Continued)

(x)          Segment reporting (Continued)

The table below provides a summary of the Group’s reportable segment results and the reconciliation from the segment income from operations to the consolidated income before income taxes for the year ended December 31, 2025. There were no material transactions between reportable segments for the year ended December 31, 2025.

(In thousands)	Xunlei	Hupu	Total
Subscription revenue	154,801	—	154,801
Live streaming revenue and others (Note a)	150,037	20,121	170,158
Cloud computing services and product revenue	137,451	—	137,451
Segment total revenues	442,289	20,121	462,410
Less:
Bandwidth costs	(141,866)	(961)	(142,827)
Employee benefits expenses	(107,594)	(7,010)	(114,604)
Advertising and market promotion expenses	(63,263)	(75)	(63,338)
Revenue-sharing costs	(57,282)	—	(57,282)
Share-based compensation expenses	(3,840)	—	(3,840)
Other expenses (Note b)	(66,837)	(7,052)	(73,889)
Segment income from operations	1,607	5,023	6,630
Interest income			3,262
Interest expense			(1,698)
Other income, net			1,038,131

Income before income taxes			1,046,325

Notes:

(a)	Others mainly comprised online advertising, online games and related distribution services, technical services and rental services.
(b)	Other expenses mainly comprised payment handling charges, depreciation and amortization charges, labor outsourcing expenses and professional service fees.

2.            Summary of significant accounting policies (Continued)

(x)          Segment reporting (Continued)

Pursuant to ASC 280, the Company has retrospectively recast the segment financial information for the years ended December 31, 2023 and 2024 to conform to the new segment structure as below. The Group operated under a single reportable segment in prior periods, the retrospective recast primarily involves reclassifying significant segment expenses and updating usage metrics. No changes were made to consolidated financial statements.

	Years ended December 31,
(In thousands)	2023	2024
Subscription revenue	119,343	133,680
Live streaming revenue and others (Note a)	122,157	86,141
Cloud computing services and product revenue	123,411	104,584
Segment total revenues	364,911	324,405
Less:
Bandwidth costs	(112,522)	(101,632)
Employee benefits expenses	(101,373)	(106,541)
Advertising and market promotion expenses	(29,140)	(29,783)
Revenue-sharing costs	(67,302)	(26,797)
Share-based compensation expenses	(9,676)	(2,453)
Other expenses (Note b)	(46,510)	(52,155)
Segment income from operations	(1,612)	5,044
Impairment of goodwill	—	(20,748)
Interest income	4,619	4,892
Interest expense	(1,514)	(728)
Other income, net	16,904	9,183

Income/(loss) before income taxes	18,397	(2,357)

Notes:

(a)	Others mainly comprised online advertising, online games and related distribution services, technical services and rental services.
(b)	Other expenses mainly comprised payment handling charges, depreciation and amortization charges, labor outsourcing expenses and professional service fees.

During the years ended December 31, 2023, 2024 and 2025, around 91%, 79% and 79% of total revenues of the Group were derived from mainland China, respectively. In addition, the Group’s long-lived assets are substantially located in the PRC, the amount of long-lived assets attributable to any other individual country was not material as of December 31, 2023, 2024 and 2025. Therefore, no geographical segments are presented.

(y)          Net income per share

Net basic income per share is computed by dividing net income attributable to holders of common shares by the weighted - average number of common shares outstanding during the year.

Net diluted income per share is calculated by dividing net income attributable to common shareholders as adjusted for the effect of dilutive common equivalent shares, if any, by the weighted - average number of common and dilutive common equivalents shares outstanding during the year. Dilutive equivalent shares are excluded from the computation of diluted income per share if their effects would be anti-dilutive. Common share equivalents are included for the unvested stock under the treasury stock method.

2.            Summary of significant accounting policies (Continued)

(z)          Comprehensive income/ (loss)

Comprehensive income/ (loss) is defined as the change in equity of the Group during the period from transactions and other events and circumstances excluding transactions resulting from investments from shareholders and distributions to shareholders. Accumulated other comprehensive loss, as presented on the accompanying consolidated balance sheets, consists of cumulative translation adjustments.

(aa)        Profit appropriation and statutory reserves

The Group’s subsidiaries, the VIEs and VIEs’ subsidiaries incorporated in the PRC are required on an annual basis to make appropriations of retained earnings set at certain percentage of after-tax profit determined in accordance with PRC accounting standards and regulations. Appropriation to the statutory general reserve should be at least 10% of the after-tax net income determined in accordance with the legal requirements in the PRC until the reserve is equal to 50% of the entities’ registered capital. The Group is not required to make appropriation to other reserve funds and the Group does not have any intentions to make appropriations to any other reserve funds.

The general reserve fund can only be used for specific purposes, such as setting off the accumulated losses, enterprise expansion or increasing the registered capital. Appropriations to the general reserve funds are classified in the consolidated balance sheets as statutory reserves.

There are no legal requirements in the PRC to fund these reserves by transfer of cash to restricted accounts, and the Group does not do so.

(bb)         Dividends

Dividends are recognized when declared. No dividends were declared for the years ended December 31, 2023, 2024 and 2025. The Group does not have any present plan to pay any dividends on common shares in the foreseeable future. The Group currently intends to retain the available funds and any future earnings to operate and expand its business.

(cc)        Recent accounting pronouncements

Recently adopted accounting pronouncements

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures to enhance the transparency and decision usefulness of income tax disclosures through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. This guidance is effective for periods beginning after December 15, 2024, with early adoption permitted. The Company adopted this guidance as of January 1, 2025, and the adoption did not have a material impact on its consolidated financial statements (Note 22).

2.            Summary of significant accounting policies (Continued)

(cc)        Recent accounting pronouncements (Continued)

Recently issued accounting pronouncements not yet adopted

In November 2024, the FASB issued ASU No. 2024-03, Income Statement (Topic 220)- Reporting Comprehensive Income- Expense Disaggregation Disclosures (Subtopic 220-40). ASU No. 2024-03 requires publicly-traded business entities to disclose specified information about the components of certain costs and expenses that are currently disclosed in the financial statements. The guidance is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted.

In May 2025, the FASB issued ASU 2025-03, “Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity,” which requires an entity involved in an acquisition transaction effected primarily by exchanging equity interests when the legal acquiree is a VIE that meets the definition of a business to consider specific factors to determine the accounting acquirer and removes the requirement that the primary beneficiary always is the acquirer for certain transactions. Under the amendments, acquisition transactions in which the legal acquiree is a VIE will, in more instances, result in the same accounting outcomes as economically similar transactions in which the legal acquiree is a voting interest entity. The amendments do not change the accounting for a transaction determined to be a reverse acquisition or a transaction in which the legal acquirer is not a business and is determined to be the accounting acquiree. The new guidance is required to be applied prospectively to any acquisition transaction that occurs after the initial application date. This guidance is effective for the Company for the year ending March 31, 2028. Early adoption is permitted.

In September 2025, the FASB issued ASU No. 2025-06, Intangibles—Goodwill and Other - Internal-Use Software (Subtopic 350-40). ASU No. 2025-06 modernizes the accounting for internal-use software to reflect current development practices, clarifies when to begin capitalizing costs, and enhances disclosure requirements. The guidance is effective for annual reporting periods beginning after December 15, 2027, and interim reporting periods within those annual reporting periods. Early adoption is permitted.

In December 2025, the FASB issued ASU No. 2025-10, Government Grants (Topic 832). ASU No. 2025-10 establishes guidance on the recognition, measurement, and presentation of government grants received by business entities. The guidance is effective for annual reporting periods beginning after December 15, 2028, and interim reporting periods within those annual reporting periods. Early adoption is permitted.

The Group is currently evaluating the impact of the above new accounting pronouncements or guidance on the consolidated financial statements.